Operating expenses	6 Months Ended
Jun. 30, 2019
Operating expenses
Operating expenses

4.        Operating expenses

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	2018	2018
	£m	£m	£m
Administrative expenses
Salaries and social security costs	1,627	1,663	1,671
Pensions and other post-retirement benefit schemes (note 13)	280	405	300
Restructuring and other staff costs	250	444	279
	2,157	2,512	2,250
Premises and equipment	242	367	362
Other expenses:
IT, data processing and communications	535	563	558
UK bank levy	—	—	225
Operations, marketing and other	626	534	603
	1,161	1,097	1,386
	3,560	3,976	3,998
Depreciation and amortisation	1,302	1,215	1,190
Total operating expenses, excluding regulatory provisions	4,862	5,191	5,188
Regulatory provisions (note 17):
Payment protection insurance provision	650	550	200
Other regulatory provisions	143	257	343
	793	807	543
Total operating expenses	5,655	5,998	5,731